Leases (Details) - Schedule of Maturity of Lease Liabilities	Jun. 30, 2023 USD ($)
Schedule of maturity of lease liabilities [Abstract]
2024	$ 3,309
2025	1,654
Total lease payments	4,963
Less: interest	(163)
Present value of lease liabilities	$ 4,800